Stock option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Stock option summary
	Number of options	Weighted average exercise price

Balance, March 31, 2013	110,000	$5.71
Expired	(40,000)	$6.12

Balance, March 31, 2014	70,000	$5.47
Expired	(40,000)	$6.20

Balance, March 31, 2015	30,000	$4.50

Information regarding stock options
Weighted average	Number outstanding at	Weighted average remaining life	Exercisable shares at
exercise price	March 31, 2015	(years)	March 31, 2015

$4.50	30,000	0.8	30,000